UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  December 31, 2009

           Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                  Name:  W.R. Huff Asset Management Co., L.L.C.

   Address: 1776 On The Green, 67 Park Place, 9th Floor, Morristown, NJ 07960
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                         Form 13F File Number: 28-10831
                        ---------------------------------


         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Edward T. Dartley
         -----------------------

Title:   Counsel
         -----------------------

Phone:   (973) 984-1233
         -----------------------

Signature, Place, and Date of Signing:

/s/ Edward T. Dartley                   Morristown, NJ            02/16/2010
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:   18
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Form 13F Information Table Value Total:   $253,816  (thousands)
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List of Other Included Managers:          None

                           FORM 13F INFORMATION TABLE
                                December 31, 2009


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Column 1                     Column 2           Column 3     Column 4   Column 5             Column 6   Column 7      Column 8

                             Title of                         Value     Shares or SH/ Put/  Investment  Other       Voting Authority
Name of Issuer                Class             CUSIP        (x$1000)   Prin. Amt.PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AT&T Inc                      Com               00206R102       708        25,250  SH        SOLE                   25,250
Apple Inc                     Com               037833100       367         1,740  SH        SOLE                    1,740
Bristol Myers Squibb Co       Com               110122108       250         9,885  SH        SOLE                    9,885
Chevron Corp New              Com               166764100       462         6,000  SH        SOLE                    6,000
CKX Inc                       Com               12562M106    73,499    13,946,612  SH        SOLE               13,946,612
Clear Channel Outdoor Hldgs   CL A              18451C109       199        19,200  SH        SOLE                   19,200
Cloud Peak Energy Inc         Com               18911Q102       728        50,000  SH        SOLE                   50,000
Comcast Corp New              CL A              20030N101    12,944       767,727  SH        SOLE                  767,727
Deutsche Telekom AG           Sponsored ADR     251566105       177        12,055  SH        SOLE                   12,055
Hewlett Packard Co            Com               428236103       594        11,530  SH        SOLE                   11,530
Kraft Foods Inc               CL A              50075N104     3,780       139,067  SH        SOLE                  139,067
Mercer Intl Inc               Com               588056101     6,839     2,206,030  SH        SOLE                2,206,030
Peabody Energy Corp           Com               704549104     3,370        74,530  SH        SOLE                   74,530
Portugal Telecom SGPS S A     Sponsored ADR     737273102       148        12,175  SH        SOLE                   12,175
Rentrak Corp                  Com               760174102    18,236     1,032,042  SH        SOLE                1,032,042
Sara Lee Corp                 Com               803111103       193        15,845  SH        SOLE                   15,845
Time Warner Cable Inc         Com               88732J207   130,739     3,158,707  SH        SOLE                3,158,707
Verizon Communications Inc    Com               92343V104       583        17,600  SH        SOLE                   17,600



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This report includes  holdings of certain  separately  managed  accounts of W.R.
Huff Asset Management Co., L.L.C. and of certain other limited liability companies and of limited partnerships affiliated with Huff Asset Management. William R. Huff possesses sole power to vote and direct the disposition of all securities held in such separately managed accounts of Huff Asset Management and of such other limited liability companies and limited partnerships affiliated with Huff Asset Management. This report does not include direct or indirect personal holdings, if any, of William R. Huff.